Stockholders' (Deficiency)/Equity (Tables)	12 Months Ended
Jul. 31, 2012
Equity [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]

As of July 31, 2012, the Company has the following warrants to purchase common stock outstanding:

Number of Shares	Warrant Exercise		Warrant
To be Purchased	Price per Share		Expiration Date

50,000	$0.94		March 9, 2013
125,000	$3.75		March 26, 2013
8,844,926	$0.76		December 15, 2014
3,572,971	$0.79		February 4, 2015
300,000	$0.39	(average)	February 9, 2015
200,000	$1.25		March 7, 2015
6,022,651	$1.00		March 15, 2015
4,000,000	$0.15		January 16, 2016*
29,027,322	$0.15		March 31, 2016*
3,333,331	$0.15		July 11, 2016*
5,454,544	$0.15		September 30, 2016*
13,333,333	$0.15		February 1, 2017*
74,264,078

* Subject to price protection provisions as described below.